Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Financing Receivable
Schedule of accounts receivable
	December 31,	December 31,
	2022	2021
Accounts receivable	$44,331,093	$48,680,634
Allowance for doubtful accounts	(4,156,761)	(3,717,708)
Accounts receivable, net	$40,174,332	$44,962,926

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2022	2021
Balance at beginning of period	$3,717,708	$3,699,890
Change of allowance for doubtful accounts	738,922	(53,436)
Write off	-	(15,631)
Translation adjustments	(299,869)	86,885
Balance at end of period	$4,156,761	$3,717,708